Property and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Beginning balance	$ 9,057	[1]	$ 6,346
Additions	189		3,816
Impairment			(1,105)
Disposals	(1,044)
Ending balance	8,202		9,057	[1]
ACCUMULATED DEPRECIATION
Beginning balance	6,041		3,140
Depreciation	1,330		2,901
Disposals	(942)
Ending balance	6,429		6,041
Property and equipment	1,773		3,016
Computer equipment [Member]
Statement Line Items [Line Items]
Beginning balance	5,046		2,337
Additions	186		3,814
Impairment			(1,105)
Disposals	(719)
Ending balance	4,513		5,046
ACCUMULATED DEPRECIATION
Beginning balance	3,672		1,387
Depreciation	749		2,285
Disposals	(660)
Ending balance	3,761		3,672
Property and equipment	752		1,374
Furniture and fixtures [member]
Statement Line Items [Line Items]
Beginning balance	1,502		1,500
Additions	3		2
Impairment
Disposals	(325)
Ending balance	1,180		1,502
ACCUMULATED DEPRECIATION
Beginning balance	899		748
Depreciation	116		151
Disposals	(282)
Ending balance	733		899
Property and equipment	447		603
Leasehold improvements [Member]
Statement Line Items [Line Items]
Beginning balance	2,509		2,509
Additions
Disposals
Ending balance	2,509		2,509
ACCUMULATED DEPRECIATION
Beginning balance	1,470		1,005
Depreciation	465		465
Ending balance	1,935		1,470
Property and equipment	$ 574		$ 1,039

[1]	The consolidated statement of Financial position as at December 31, 2019 reflects the adoption of IFRS 16 on January 1, 2019. The comparative information has not been restated.